Condensed Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscriptions [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 9,781	$ 123,316	$ 1,504,000	$ 16,153,038	$ (19,357,927)		$ (1,567,792)
Beginning balance, shares at Dec. 31, 2020	9,780,976	123,316,886	10,040,000
Sale of Common Stock		$ 5,066	$ (4,000)	717,047			718,113
Sale of Common Stock, shares		5,065,344	(40,000)
Common stock issued to officers for accrued salary		$ 10,000	$ (1,500,000)	1,490,000
Common stock issued to officers for accrued salary, shares		10,000,000	(10,000,000)
Common stock issued for services		$ 500		164,500			$ 165,000
Common stock issued for services, shares		500,000					500,000
Common stock issued to satisfy convertible debt		$ 4,671		265,329			$ 270,000
Common stock issued to satisfy convertible debt, shares		4,671,167
Stock issued for interest and fees		$ 287		15,068			15,355
Stock issued for interest and fees, shares		287,246
Derivative settled upon conversion of debt				1,972,419			1,972,419
Subscription deposits received			$ 792,745				792,745
Subscription deposits received, shares			15,855,000
Net loss					(3,037,466)		(3,037,466)
Other comprehensive loss						(42,444)	(42,444)
Ending balance, value at Dec. 31, 2021	$ 9,781	$ 143,840	$ 792,745	20,777,401	(22,395,393)	(42,444)	(714,070)
Ending balance, shares at Dec. 31, 2021	9,780,796	143,840,643	15,855,000
Subscriptions liability reclassification to subscriptions			$ 377,350				377,350
Subscriptions liability reclassification to subscriptions, shares			7,547,000
Sale of Common Stock		$ 17,453	$ (747,650)	1,030,197			300,000
Sale of Common Stock, shares		17,453,000	(14,953,000)
Common stock issued for services		$ 520		88,080			88,600
Common stock issued for services, shares		520,000
Common stock issued to satisfy convertible debt		$ 541		49,459			50,000
Common stock issued to satisfy convertible debt, shares		540,716
Stock issued for interest and fees		$ 35		3,187			3,222
Stock issued for interest and fees, shares		34,842
Derivative settled upon conversion of debt				110,507			110,507
Subscription deposits received			$ 300,000				300,000
Subscription deposits received, shares			1,875,000
Costs associated with equity line of credit				(24,000)			(24,000)
Net loss					(358,710)		(358,710)
Other comprehensive loss						13,970	13,970
Ending balance, value at Mar. 31, 2022	$ 9,781	$ 162,389	$ 722,445	22,034,831	(22,754,103)	(28,474)	146,869
Ending balance, shares at Mar. 31, 2022	9,780,796	162,389,201	10,324,000
Beginning balance, value at Dec. 31, 2021	$ 9,781	$ 143,840	$ 792,745	20,777,401	(22,395,393)	(42,444)	(714,070)
Beginning balance, shares at Dec. 31, 2021	9,780,796	143,840,643	15,855,000
Subscriptions liability reclassification to subscriptions			$ 377,350				377,350
Subscriptions liability reclassification to subscriptions, shares			7,547,000
Sale of Common Stock		$ 36,444	$ (1,170,095)	2,385,652			1,252,001
Sale of Common Stock, shares		36,443,736	(23,402,000)
Common stock issued for commitment fee		$ 500		79,500			80,000
Common stock issued for commitment fee, shares		500,000
Common stock issued for services		$ 1,574		266,525			268,099
Common stock issued for services, shares		1,574,546
Common stock issued to satisfy convertible debt		$ 541		49,459			50,000
Common stock issued to satisfy convertible debt, shares		540,716
Stock issued for interest and fees		$ 35		3,187			3,222
Stock issued for interest and fees, shares		34,842
Imputed interest on related party loans				6,165			6,165
Derivative settled upon conversion of debt				110,507			110,507
Net loss					(1,942,580)		(1,942,580)
Other comprehensive loss						27,442	27,442
Ending balance, value at Dec. 31, 2022	$ 9,781	$ 182,934		23,678,396	(24,337,973)	(15,002)	(481,864)
Ending balance, shares at Dec. 31, 2022	9,780,796	182,934,483
Beginning balance, value at Mar. 31, 2022	$ 9,781	$ 162,389	$ 722,445	22,034,831	(22,754,103)	(28,474)	146,869
Beginning balance, shares at Mar. 31, 2022	9,780,796	162,389,201	10,324,000
Sale of Common Stock		$ 10,403	$ (722,445)	727,042			15,000
Sale of Common Stock, shares		10,402,947	(10,324,000)
Common stock issued for services		$ 227		49,773			50,000
Common stock issued for services, shares		227,273
Subscription deposits received			$ 150,000				150,000
Subscription deposits received, shares			1,000,000
Net loss					(534,114)		(534,114)
Other comprehensive loss						43,463	43,463
Ending balance, value at Jun. 30, 2022	$ 9,781	$ 173,019	$ 150,000	22,811,646	(23,288,217)	14,989	(128,782)
Ending balance, shares at Jun. 30, 2022	9,780,796	173,019,421	1,000,000
Sale of Common Stock		$ 4,023	$ (150,000)	445,977			300,000
Sale of Common Stock, shares		4,023,368	(1,000,000)
Common stock issued for services		$ 828		128,672			129,500
Common stock issued for services, shares		827,273
Subscription deposits received
Net loss					(651,899)		(651,899)
Other comprehensive loss						76,694	76,694
Ending balance, value at Sep. 30, 2022	$ 9,781	$ 177,870		23,386,295	(23,940,116)	91,683	(274,487)
Ending balance, shares at Sep. 30, 2022	9,780,796	177,870,062
Beginning balance, value at Dec. 31, 2022	$ 9,781	$ 182,934		23,678,396	(24,337,973)	(15,002)	(481,864)
Beginning balance, shares at Dec. 31, 2022	9,780,796	182,934,483
Sale of Common Stock		$ 5,686	$ 310,700	227,814			544,200
Sale of Common Stock, shares		5,685,988	13,674,000
Common stock issued to officers for accrued salary		$ 6,953		357,332			364,285
Common stock issued to officers for accrued salary, shares		6,952,523
Imputed interest on related party loans				3,305			3,305
Net loss					(710,026)		(710,026)
Other comprehensive loss						(5,618)	(5,618)
Ending balance, value at Mar. 31, 2023	$ 9,781	$ 195,573	$ 310,700	24,266,847	(25,047,999)	(20,620)	(285,718)
Ending balance, shares at Mar. 31, 2023	9,780,796	195,572,994	13,674,000
Sale of Common Stock		$ 14,694	$ (310,700)	321,506			25,500
Sale of Common Stock, shares		14,694,000	(13,674,000)
Common stock issued to satisfy convertible debt		$ 4,479		88,521			93,000
Derivative settled upon conversion of debt				113,806			113,806
Subscription deposits received			$ 30,000				30,000
Subscription deposits received, shares			1,500,000
Net loss					(619,515)		(619,515)
Other comprehensive loss						19,268	19,268
Common stock issued to satisfy convertible debt, shares		4,479,247
Common stock issued for interest and fees		$ 274		5,268			5,542
Common stock issued for interest and fees, shares		273,931
Ending balance, value at Jun. 30, 2023	$ 9,781	$ 215,020	$ 30,000	24,795,948	(25,667,514)	(1,352)	(618,117)
Ending balance, shares at Jun. 30, 2023	9,780,796	215,020,172	1,500,000
Subscriptions liability reclassification to subscriptions			$ 113,800				113,800
Subscriptions liability reclassification to subscriptions, shares			5,170,000
Sale of Common Stock		$ 5,500	$ (30,000)	104,500			80,000
Sale of Common Stock, shares		5,500,000	(1,500,000)
Common stock issued to satisfy convertible debt		$ 2,000		33,000			35,000
Derivative settled upon conversion of debt				42,293			42,293
Subscription deposits received			$ 752,800				752,800
Subscription deposits received, shares			21,041,000
Net loss					(1,065,589)		(1,065,589)
Other comprehensive loss						(28,295)	(28,295)
Common stock issued to satisfy convertible debt, shares		2,000,000
Common stock issued for interest and fees		$ 163		2,685			2,848
Common stock issued for interest and fees, shares		162,770
Ending balance, value at Sep. 30, 2023	$ 9,781	$ 222,683	$ 866,600	$ 24,978,426	$ (26,733,103)	$ (29,647)	$ (685,260)
Ending balance, shares at Sep. 30, 2023	9,780,796	222,682,942	26,211,000